TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE RECEIVABLES [abstract]
Schedule of trade receivables

	2020	2021
	RMB’000	RMB’000
Trade receivables	3,782,381	4,419,925
Including: receivables from related parties	2,955,797	3,664,894
Less: Provision for impairment of receivables	(60,704)	(23,751)

	3,721,677	4,396,174

Schedule of aging analysis of the outstanding trade receivables

	2020	2021
	RMB’000	RMB’000
Within 1 year	2,773,713	3,655,942
Over 1 year but within 2 years	653,062	762,258
Over 2 years but within 3 years	306,410	1,725
Over 3 years	49,196	—

	3,782,381	4,419,925

Schedule of movements on provision for impairment of trade receivables
Movements on the provision for impairment of trade receivables are as follows:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
At December 31	61,212	61,135	60,704
Reversal of impairment loss provision	—	(358)	(36,953)
Written-off	(77)	(73)	—

At December 31	61,135	60,704	23,751